Income Taxes (Tables)	3 Months Ended
Mar. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of income tax expense
	Three Months Ended March 31,		Year Ended December 31,
	2019	2018	2018	2017
Current:	(Unaudited)
Federal	$-	$-	$61	$3,033
State	1,600	2,400	2,400	800
Foreign	1,633	1,662	1,662	4,686
Total	$3,233	$4,062	$4,123	$8,519

Schedule of reconciliation of the income tax at statutory tax rate
	Three Months Ended March 31,		Year Ended December 31,
	2019	2018	2018	2017
	(Unaudited)
Tax benefit at statutory rate	$(605,770)	$(294,826)	$(1,710,626)	$(2,328,620)
Net operating loss carryforwards (NOLs)	273,067	172,225	1,483,725	1,760,600
Foreign investment losses	116,500	11,100	140,000	35,800
Stock-based compensation expense	65,700	57,919	298,819	594,800
Amortization expense	(12,800)	(1,700)	(40,100)	(11,200)
Accrued R&D expense	-	-	(168,000)	-
Accrued payroll	107,600	-	(6,500)	-
Others	58,936	59,344	6,805	(42,861)
Tax expense at effective tax rate	$3,233	$4,062	$4,123	$8,519

Schedule of deferred tax assets (liability)
	March 31, 2019	December 31, 2018	December 31, 2017
	(Unaudited)
Net operating loss carryforwards (NOLs)	$6,138,000	$5,632,000	$2,057,000
Stock-based compensation expense	893,000	893,000	489,000
Accrued expenses and unpaid payable	381,000	184,000	443,000
Tax credit carryforwards	68,000	68,000	68,000
Excess of tax amortization over book amortization	(847,000)	(818,000)	(658,000)
Others	308,000	131,000	-
Gross	6,941,000	6,090,000	2,399,000
Valuation allowance	(6,941,000)	(6,090,000)	(2,399,000)
Net	$-	$-	$-